Intangible Assets, Net and Goodwill	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net and Goodwill [Abstract]
INTANGIBLE ASSETS, NET AND GOODWILL

NOTE 5 - INTANGIBLE ASSETS, NET AND GOODWILL

	As of December 31,
	2025	2024
Carrying amount:
Trade names	$201	$201
Internal-use software	600	600
	$801	$801
Accumulated amortization:
Trade names	$194	$174
Internal-use software	338	138
	$532	$312

Intangible assets, net	$269	$489

During the years ended December 31, 2025, 2024 and 2023, amortization expenses were $220, $158 and $20, respectively and were recorded as part of cost of revenue.

As of December 31, 2025, the estimated future amortization expense of intangible assets is as follows:

2026	$207
2027	62
$269

As of the reported periods, an annual goodwill impairment analysis was performed internally by the Company’s management by comparing the fair value market of the Company, which its operations represent a single reporting unit, to the carrying amount of the net assets allocated to the reporting unit (including the entire balance of goodwill).

As of December 31, 2025 and 2024, the Company has performed the annual impairment test and has determined that impairment loss is not required to be recognized. See also Note 2H above.